FHLB Advances And Other Debt (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019
Amount available of FHLB	$ 88,953,000	$ 88,953,000
London Interbank Offered Rate [Member]
Variable rate spread		2.85%	2.85%
Third-Party Bank [Member] | Term Loan [Member]
Loan	5,000,000	$ 5,000,000
Federal Reserve Bank Advances [Member]
Outstanding borrowings	0	0	$ 0
Debt instrument maximum borrowing capacity amount	65,614,000	65,614,000
Line Of Credit [Member]
Line of credit, borrowing capacity	10,000,000	10,000,000		$ 15,000,000
Line of credit outstanding	0	$ 0	0
Unused line of credit			8,000,000
Line Of Credit [Member] | Term Loan [Member]
Principal payments	125,000
Variable rate spread		0.75%
Line of credit, expiration date		Dec. 23, 2022
Line of credit outstanding	5,000,000	$ 5,000,000
Line Of Credit [Member] | Third-Party Bank [Member]
Line of credit, borrowing capacity			10,000,000
Line of credit outstanding	5,000,000	5,000,000	$ 6,000,000
Warehouse Facility [Member]
Line of credit, borrowing capacity	25,000,000	25,000,000
Line of credit outstanding	$ 7,517,000	$ 7,517,000
Minimum [Member] | Warehouse Facility [Member] | London Interbank Offered Rate [Member]
Variable rate spread		2.00%
Maximum [Member] | Warehouse Facility [Member] | London Interbank Offered Rate [Member]
Variable rate spread		4.00%